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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.
                                    FORM 13F
                              FORM 13 F COVER PAGE

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
Report for the Calendar Year or Quarter Ended:                                30-JUN-01

Check here if Amendment    / /;            Amendment Number:

This Amendment (Check only one)            / /    is a restatement.
                                           / /    adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                                  MARK S. SIEGEL

    Address:                               1801 CENTURY PARK EAST SUITE 1111
                                           LOS ANGELES, CA 90067

    Form 13 F File Number:                 28-4186

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:                                  MARK S. SIEGEL

    Title:                                 PRESIDENT

    Phone:                                 (310) 843-0050

Signature, Place, and Date of Signing

           /S/ MARK S. SIEGEL                   LOS ANGELES, CALIFORNIA                 JULY 11, 2001
-----------------------------------        --------------------------------   --------------------------------
               [Signature]                           [City, State]                         [Date]
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
Report Type (Check only one):

/X/      13F HOLDINGS REPORT.    (Check here if all holdings of this
         reporting manager are reported in this report.)

/ /      13F NOTICE.    (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

/ /      13F COMBINATION REPORT.    (Check here if a portion of the
         holdings for this reporting manager are reported in this
         report and a portion are reported by other reporting
         manager(s).)
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                                                                    SEC USE ONLY
PAGE 1 OF 1

        NAME OF REPORTING MANAGER: REMY INVESTORS AND CONSULTANTS, INC.
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                                                                                 ITEM 6: INVESTMENT DISCRETION
         ITEM 1:             ITEM 2:      ITEM 3:    ITEM 4:     ITEM 5:     -------------------------------------      ITEM 7:
                                                       FAIR     SHARES OF               (B)SHARED--
                             TITLE OF      CUSIP      MARKET    PRINCIPAL                AS DEFINED    (C)SHARED--   MANAGERS SEE
      NAME OF ISSUER          CLASS       NUMBER      VALUE       AMOUNT     (A)SOLE    IN INSTR. V       OTHER        INSTR. V
--------------------------  ----------   ---------   --------   ----------   --------   ------------   -----------   -------------
                                                       (X1000)
                             CLASS A
PATTERSON-UTI ENERGY CORP.    COMMON     703481101    84,517    4,729,524           x

                             CLASS A
VARIFLEX, INC.                COMMON     922242102    11,267    1,666,667           x

                             CLASS B
VIACOM, INC.                  COMMON     925524308    36,700      709,180           x
                            ------------------------------------------------------------------------------------------------------
            COLUMN TOTALS                            132,483
                                                                                                                   SEC 1685 (5/91)

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                               ITEM 8: VOTING AUTHORITY
                                       (SHARES)
         ITEM 1:            -------------------------------

      NAME OF ISSUER        (A)SOLE    (B)SHARED   (C)NONE
--------------------------  --------   ---------   --------

PATTERSON-UTI ENERGY CORP.         x

VARIFLEX, INC.                     x

VIACOM, INC.                       x
                            -------------------------------
            COLUMN TOTALS

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                             FORM 13F SUMMARY PAGE

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
REPORT SUMMARY:

Number of other Included Managers:
                                                              --------
Form 13F Information Table Entry Total:
                                                              --------
Form 13F Information Table Value Total:                       $132,483
                                                              ========
                                                                (x1000)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE